Shareholders' Equity (Deficit) Dividends - Additional Information (Detail) (USD $)	1 Months Ended				12 Months Ended
	May 15, 2012	May 16, 2012	Oct. 14, 2010	Oct. 13, 2010	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Class of Stock [Line Items]
Dividends date declared	May 15, 2012			Oct. 13, 2010
Dividends declared and paid per common share (dollars per share)		$ 2.02		$ 13.24	$ 2.02	$ 0.00	$ 13.24
Convertible preferred stock, dividends		$ 99,500,000		$ 196,700,000	$ 99,451,000		$ 192,417,000
Dividends date paid		May 16, 2012	Oct. 14, 2010
Dividends recorded as share-based compensation				$ 4,300,000